Disclosure of Initial Application of Standards or Interpretations (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Disclosure of initial application of standards or interpretations [line items]
Net revenues		$ 8,665	$ 7,586	[1],[2]	$ 6,543	[1],[2]
Other expenses and losses		(1,089)	(921)	[3]	(849)	[3]
Equity		4,409	4,538		5,007		$ 5,839
Retained earnings
Disclosure of initial application of standards or interpretations [line items]
Equity		$ 2,714	2,888		3,327		$ 4,171
Reclassification [Member]
Disclosure of initial application of standards or interpretations [line items]
Net revenues	[4]		0		0
Other expenses and losses	[4]		(8)		(7)
Reclassification [Member] | Gaming promoter or agency [Member]
Disclosure of initial application of standards or interpretations [line items]
Gaming promoter/agency commissions	[4]		8		7
Previously stated [member]
Disclosure of initial application of standards or interpretations [line items]
Net revenues			7,715		6,653
Other expenses and losses			(915)		(837)
Equity			4,538
Previously stated [member] | Retained earnings
Disclosure of initial application of standards or interpretations [line items]
Equity			2,864
Previously stated [member] | Gaming promoter or agency [Member]
Disclosure of initial application of standards or interpretations [line items]
Gaming promoter/agency commissions			(135)		(122)
Increase (decrease) due to application of IFRS 15 [member]
Disclosure of initial application of standards or interpretations [line items]
Net revenues			(129)		(110)
Other expenses and losses			2		(5)
Increase (decrease) due to application of IFRS 15 [member] | Gaming promoter or agency [Member]
Disclosure of initial application of standards or interpretations [line items]
Gaming promoter/agency commissions			127		115
As restated [Member]
Disclosure of initial application of standards or interpretations [line items]
Net revenues			7,586		6,543
Other expenses and losses			(921)		(849)
Equity			4,562
As restated [Member] | Retained earnings
Disclosure of initial application of standards or interpretations [line items]
Equity			2,888
As restated [Member] | Gaming promoter or agency [Member]
Disclosure of initial application of standards or interpretations [line items]
Gaming promoter/agency commissions			0		$ 0
IFRS 9 [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of initial application of standards or interpretations [line items]
Equity			24
IFRS 9 [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Retained earnings
Disclosure of initial application of standards or interpretations [line items]
Equity			$ 24

[1]	Note: The prior year presentation has been adjusted for the adoption of IFRS 15, Revenue from Contracts with Customers, and conformed to the current year presentation.
[2]	Note: The prior year presentation has been adjusted for the adoption of IFRS 15, Revenue from Contracts with Customers, and conformed to the current year presentation.
[3]	Note: The prior year presentation has been adjusted for the adoption of IFRS 15, Revenue from Contracts with Customers, and conformed to the current year presentation.
[4]	Note: Amount represented agency commissions. As the amount was immaterial, it was reclassified to “Other expenses and losses” for the purpose of presenting the consolidated income statement.